Related Party Transactions (Details) - USD ($)		12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 16, 2020
Related Party Transactions (Details) [Line Items]
Services agreement amount		$ 7	$ 11	$ 6
Initial payment					$ 120,000
Additional payment					$ 630,000
Related party cost	$ 2,000
Interest rate	4.00%
Loan amount		1,056
Accrued interest		19,000
Bad debts		295
Irrecoverable amount			295	348
Shared service costs		72,000
Rasna Therapeutics Inc [Member]
Related Party Transactions (Details) [Line Items]
Interest amount		$ 75,000
Short term loan facility		16.00%
Payroll and rent charged		$ 206,000	106,000	78,000
OKYO Pharma Ltd [Member]
Related Party Transactions (Details) [Line Items]
Payroll and rent charged		274,000	42,000	27,000
Interest rate	16.00%
Gensignia Lifesceinecs Inc [Member]
Related Party Transactions (Details) [Line Items]
Payroll and rent charged		72,000	1,341	1,346
OKYO Pharma Ltd [Member]
Related Party Transactions (Details) [Line Items]
Services agreement amount		$ 125	$ 98	$ 20